Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Financial Assets
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.21	12.31.20
Receivables from Spot Sales of Foreign Currency Pending Settlement	397,058	162,326
Receivables from Spot Sales of Government Securities Pending Settlement	3,482,549	1,871,480
Sundry Debtors (*)	13,332,784	7,275,171
Mutual Funds	4,442,031	4,167,088
Premiums from financial guarantee contracts	298,923	730,600
Interest accrued receivable	1,456,260	1,018,145
Fiduciary Participation Certificates	12,038	47,177
Balances from claims pending recovery	15,121	43,284
Others	—	4,294
Minus: Allowances	(64,838)	(84,081)

Total	23,371,926	15,235,484

(*)	It includes the receivable for the sale the shareholding in Prisma Medios de Pago. See Note 54 for further information.

Summary of Credit Rating Quality Analysis of Other Financial Assets
The credit rating quality analysis of Other Financial Assets as of December 31, 2021, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Fiduciary Participation Certificates	Balances from claims pending recovery
Not yet due	397,058	3,482,549	13,324,323	4,442,031	298,923	1,456,260	12,038	15,121
Impaired/Uncollectible	—	—	8,461	—	—	—	—	—
Allowances	—	—	(64,838)	—	—	—	—	—

Total	397,058	3,482,549	13,267,946	4,442,031	298,923	1,456,260	12,038	15,121

The main factors considered by the Group to determine the impaired assets are their due date status and the possibility to realize the related collateral, if appropriate.
Related-party information is disclosed in Note 51.